Debt (Revolving Credit Facility And Commercial Paper) (Details) (USD $)			12 Months Ended	3 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 $800 Million Credit Facility [Member]	Dec. 31, 2010 Syndicated Revolving Credit Facility [Member]
Amount available for borrowing			$ 800,000,000	$ 665,000,000
Amount available for borrowing			1,250,000,000
Maximum amount of letters of credit issuable under the facility			100,000,000
Revolving credit facility expiration date			December 2, 2016	11/1/2012
Outstanding commercial paper obligations	0	34,000,000
Line of Credit Facility, Competitive Bid Loans, Max			500,000,000
Standby letters of credit outstanding	$ 46,500,000